Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 28,607	€ 22,320	€ 96,817	€ 73,012
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	12,492	9,925	46,475	29,901
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	4,546	2,217	14,201	6,016
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	5,071	3,434	15,264	10,041
France
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	5,394	6,188	18,076	25,327
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 1,104	€ 556	€ 2,801	€ 1,727